Subsequent Events (Details) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended			1 Months Ended						1 Months Ended
	Jan. 31, 2012 Shopping_centers Property	Mar. 31, 2011 Store	Sep. 30, 2012 Shopping_centers Property	Sep. 30, 2011 Store	Dec. 31, 2011 Shopping_centers Property	Dec. 31, 2010 Property	Dec. 31, 2009	Jun. 30, 2012 4.625% senior unsecured notes [Member]	Jun. 30, 2012 5.375% senior unsecured notes [Member]	Aug. 31, 2012 Class J Cumulative Redeemable Preferred Stock [Member]	Aug. 31, 2012 Class I Cumulative Redeemable Preferred Stock [Member]	Jan. 31, 2012 Interest rate swaps [Member]	Dec. 31, 2011 Interest rate swaps [Member]	Jan. 31, 2012 Maturity Date 2019 [Member]	Jan. 31, 2012 Maturity Date 2017 [Member]
Subsequent Event [Line Items]
Debt instrument description of variable rate basis					LIBOR plus									LIBOR	LIBOR
Debt instrument basis spread on variable rate					1.65%									2.10%	1.70%
Unsecured term loan	$ 250,000,000													$ 200,000,000	$ 50,000,000
Notional Amount of Interest Rate Derivatives												200,000,000	284,100,000
Fix interest rate, swaps												3.64%
Preferred shares (Note 10)					375,000,000	555,000,000				200,000,000
Preferred stock dividend rate	10.00%									6.50%	7.50%
Cumulative redeemable preferred shares redemption price per depositary share										$ 25.00	$ 25.00
Cumulative redeemable preferred shares redemption price per share										$ 500.00	$ 500.00
Preferred stock dividend payable per share											$ 3.75
Preferred stock dividend payable per depositary share											$ 0.1875
Write-off of issuance cost					6,402,000						5,800,000
Senior Notes					1,658,600,000	1,468,400,000		300,000,000	223,500,000
Interest rate of senior notes		4.75%						4.625%	5.375%
Senior Notes Maturity Date		Apr. 01, 2018						Jul. 31, 2022	Oct. 31, 2012
Term loan maturity date														January 31,2019	January 31,2017
Subsequent Events (Textual) [Abstract]
Number of shopping centers	46	2	5	3	6
Value of shopping centers	1,400,000,000
Debt to be assumed	640,000,000
Anticipated new financings	305,000,000
DDR ownership interest	5.00%				50.00%
Amount invested in preferred equity	150,000,000
Ownership interest of joint venture partner	95.00%
Number of assets included in right of first offer	10
Number of shares to be sold under forward sale agreements	18,975,000
Forward sale agreements to sell common stock price per share	$ 12.95
Period for settling forward sale agreements	on or about June 29, 2012
Number of acquired properties			7		6	6
Proceeds from issuance of common stock			190,000,000		129,684,000	440,430,000	317,505,000
Aggregate purchase price of shopping centers		40,000,000	333,000,000	110,000,000	80,000,000
Gain on change in control of interests		$ 22,700,000	$ 80,000,000
Stock issued during period shares issued for cash			12,700,000